New standards and regulatory changes (Details) - COP ($) $ in Millions	May 31, 2023	Dec. 31, 2024	Dec. 31, 2023
New standards and regulatory changes
Minimum tax rate of large multinational companies	15.00%
Retained earnings		$ 12,138,221	$ 17,461,488
Other liabilities		1,286,971	1,599,443
Trade and other payables		$ 19,302,124	$ 18,891,434